Finance income and finance costs - Schedule of Finance Costs Incurred (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Finance Income [Abstract]
Changes in the fair value of derivatives	$ 0	$ (130,412)
Interest on debt and borrowings	(65,012)	(79,834)
Loss on remeasurement of bonds	0	(63,127)
Interest on lease liabilities (see Note 10)	(4,062)	(3,279)
Amortization of deferred debt issue costs	(3,116)	(762)
Finance costs	$ (72,190)	$ (277,414)